Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Earnings (Loss) Per Share (Details) - USD ($)	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2026		Mar. 31, 2026	Jun. 30, 2025		Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Earnings (Loss) Per Share (Details) [Line Items]
Net income (loss)	$ 87,581		$ 150,174	$ (37,000)		$ (9,052)	$ 237,755	$ (46,052)	$ (19,738)
Subsequent measurement of ordinary shares subject to redemption (interest earned in Trust Account)	(515,625)			0			(1,024,750)	0	284,455
Accretion of Class A ordinary shares to redemption value	(938,456)			0			(1,860,875)	0
Net loss including accretion of Class A ordinary shares to redemption value	(1,366,500)			$ (37,000)			$ (2,647,870)	$ (46,052)	608,150
Class A Ordinary Shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Earnings (Loss) Per Share (Details) [Line Items]
Accretion of Class A ordinary shares to redemption value	$ (938,456)		$ (922,419)						$ (303,957)
Denominator:
Basic and diluted weighted average shares outstanding (in Shares)	5,750,000			0			5,750,000	0	784,091
Diluted weighted average shares outstanding (in Shares)	5,750,000			0			5,750,000	0	784,091
Basic and diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.07			$ 0			$ 0.14	$ 0	$ 0.46
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.07			$ 0			$ 0.14	$ 0	$ 0.46
Class A Ordinary Shares [Member] | Redeemable Ordinary Shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Earnings (Loss) Per Share (Details) [Line Items]
Subsequent measurement of ordinary shares subject to redemption (interest earned in Trust Account)	$ 515,625			$ 0			$ 1,024,750	$ 0
Numerator:
Allocation of net loss	(1,064,000)			0			(2,061,715)	0
Accretion of carrying value of ordinary shares subject to possible redemption to redemption value	938,456			0			1,860,875	0
Allocation of net income (loss)	$ 390,080			$ 0			$ 823,910	$ 0
Denominator:
Basic and diluted weighted average shares outstanding (in Shares)	5,750,000						5,750,000
Diluted weighted average shares outstanding (in Shares)							5,750,000
Basic and diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.07			$ 0			$ 0.14	$ 0
Diluted net income (loss) per ordinary share (in Dollars per share)							$ 0.14	$ 0
Class A and Class B ordinary shares [Member]
Denominator:
Basic and diluted weighted average shares outstanding (in Shares)	1,634,750	[1]		1,375,000	[1]		1,634,750	907,738	1,276,543
Diluted weighted average shares outstanding (in Shares)	1,634,750	[1]		1,375,000	[1]		1,634,750	907,738	1,276,543
Basic and diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.19)			$ (0.03)			$ (0.36)	$ (0.05)	$ (0.3)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.19)			$ (0.03)			$ (0.36)	$ (0.05)	$ (0.3)
Class A and Class B ordinary shares [Member] | Non-redeemable Ordinary Shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Earnings (Loss) Per Share (Details) [Line Items]
Subsequent measurement of ordinary shares subject to redemption (interest earned in Trust Account)	$ 0			$ 0			$ 0	$ 0
Numerator:
Allocation of net loss	(302,499)			(37,000)			(586,155)	(46,052)
Accretion of carrying value of ordinary shares subject to possible redemption to redemption value	0			0			0	0
Allocation of net income (loss)	$ (302,499)			$ (37,000)			$ (586,155)	$ (46,052)
Denominator:
Basic and diluted weighted average shares outstanding (in Shares)	1,634,750			1,375,000			1,634,750	907,738
Diluted weighted average shares outstanding (in Shares)							1,634,750	907,738
Basic and diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.19)			$ (0.03)			$ (0.36)	$ (0.05)
Diluted net income (loss) per ordinary share (in Dollars per share)							$ (0.36)	$ (0.05)

[1]	Class B ordinary shares have been retroactively adjusted to reflect the forfeiture of 546,250 shares for no consideration in a share recapitalization in August 2025, resulting in the Sponsor holding an aggregate of 1,437,500 founder shares (up to 187,500 of which were subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters) (see Note 5). On November 13, 2025, the Company consummated its IPO and sold 5,750,000 Units, including 750,000 Units sold pursuant to the full exercise of the underwriters’ over-allotment option; hence, the 187,500 Class B ordinary shares are no longer subject to forfeiture.